Derivative Financial Instruments (Narrative) (Details) (JPY ¥)	12 Months Ended		12 Months Ended
	Dec. 31, 2011 Y	Mar. 31, 2011	Dec. 31, 2011 Interest Rate Cap 1 [Member]	Dec. 31, 2011 Interest Rate Cap 2 [Member]	Dec. 31, 2011 Interest Rate Swap 1 [Member]	Dec. 31, 2011 Interest Rate Swap 2 [Member]	Mar. 31, 2012 Credit Derivatives [Member]	Mar. 31, 2011 Credit Derivatives [Member]
Discontinuation Of Cash Flow Hedge:
Discontinuation of interest rate cash flow hedge					JPY 77.7 billlion notional amount of interest rate swaps was terminated concurrent with the issuance of JPY 77.7 billion of fixed rate debt. Related unrealized gain was JPY 1.1 billion at termination.
Notional amount of interest rate swaps terminated during the year					¥ 77,700,000,000
The issuance of fixed rate debt					77,700,000,000
Unrealized gain at termination					1,100,000,000
General Cash Flow Hedge Information:
Weighted average remaining life of currently active cash flow hedges, years	2.0
Estimated cash flow hedge gain (loss) reclassified to earnings, net	800,000,000
Notional amount of interest rate cash flow hedge derivatives			77,700,000,000	233,200,000,000	89,400,000,000	174,900,000,000
Derivative, Description of hedged item			Benchmark interest rate on LIBOR indexed borrowings	Benchmark interest rate component of forecasted issuances of short-term, fixed rate CDs	Benchmark interest rate on LIBOR indexed other borrowings and long-term debt	Benchmark interest rate on LIBOR indexed loans
Carrying value of credit protection, offsetting with purchased protection with identical underlying referenced entities							2,000,000,000	19,000,000,000
Notional value of credit protection, offsetting with purchased protection with identical underlying referenced entities							2,535,000,000,000	2,848,000,000,000
Derivative, Credit Risk Related Contingent Features:
Derivative instruments with credit risk related contingent features in a liability position, fair value		3,800,000,000,000					3,600,000,000,000	3,800,000,000,000
Derivative instruments with credit risk related contingent features in a liability position, posted collateral		346,000,000,000					612,000,000,000	346,000,000,000
Derivative instruments, contingent additional collateral		218,000,000,000					125,000,000,000	218,000,000,000
Derivative instruments, contingent termination payments							¥ 99,000,000,000	¥ 147,000,000,000